Business Combination (Details)							6 Months Ended		12 Months Ended
	Jan. 22, 2026 USD ($) shares	Jan. 16, 2026 USD ($) shares	Nov. 28, 2025 USD ($) shares	Jan. 17, 2023	Nov. 14, 2022	Apr. 29, 2022 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jan. 14, 2026 shares	Dec. 19, 2025 shares	Dec. 18, 2025 shares	Dec. 16, 2025 shares	Dec. 15, 2025 shares	Dec. 08, 2025 shares	Dec. 03, 2025 shares	Nov. 26, 2025 shares	Nov. 24, 2025 shares	Nov. 17, 2025 shares	Nov. 14, 2025 shares	Oct. 24, 2025 shares	Oct. 21, 2025 shares	Oct. 16, 2025 shares	Oct. 09, 2025 shares	Oct. 06, 2025 shares	Oct. 02, 2025 shares	Aug. 29, 2025 shares	Mar. 26, 2025 shares	Mar. 04, 2024 $ / shares shares	Feb. 28, 2024 USD ($)
Business Combination [Line Items]
Write-off of holdback payable										$ 400,000
Special shares (in Shares) | shares	70										26,218
Maturity date				Feb. 01, 2023	Jan. 31, 2023
Interest rate							16.00%		16.00%
Commitment fee							$ 424,019		$ 424,019
Repayment of note									6,500,000
Interest expense									4,706
interest payable							$ 454,025		$ 448,417
Leasing term							20 years		20 years
Price per share (in Dollars per share) | $ / shares							$ 92.81		$ 92.81																					$ 1,155.6
Net liabilities acquired									$ 5,139,442
Net gain (loss)							$ 164,992		3,263,489
Revenue							404,394		258,075
Impairment loss									44,812,112
Conversion of principal amount			$ 4,909,995				$ 4,909,995		$ 4,909,995
Discount rate							10.00%		10.00%
Gain on change in fair value of financial liabilities									$ 766,013
Gain on debt settlement			$ 1,893,196				$ 1,893,196		1,893,196
Outstanding balance							4,143,982		4,143,982
Remaining principal amount							$ 6,082,383		$ 7,633,966
Trading days							7 years
Class A Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares																												6,441
Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares			212,265						32,549
Special Shares Issued [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares							218,706		218,706
The Flowr Group (Okanagan) Inc. [Member]
Business Combination [Line Items]
Write-off of holdback payable										400,000
Holigen Holdings Limited and RPK Biopharma Unipessoal, LDA [Member]
Business Combination [Line Items]
Acquired percentage						100.00%
Fair value of consideration						$ 3,000,000																									$ 2,000,000
Number of shares issued in acquisition | item						33
Cash purchase price						$ 2,600,000
Holdback payable						$ 400,000
Percentage of ownership interest acquired									100.00%
First Towers [Member]
Business Combination [Line Items]
Fair value of consideration							$ 34,432,687		$ 34,432,687
Cash purchase price							281,996		281,996
Principal amount							$ 14,133,966		14,133,966
Maturity date							Aug. 19, 2031
Interest expense							$ 454,025		448,417
Interest amount							6,536,408		8,082,383
Remaining principal									7,633,966
interest payable									448,417
Goodwill							39,572,129		39,572,129
Net gain (loss)							564,023		564,023
Impairment loss									39,572,129
Cash payment							$ 14,133,966		14,133,966
Gain on change in fair value of financial liabilities									$ 766,013
First Towers [Member] | Class A Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares									6,441
First Towers [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares									212,265
First Towers to PGC [Member]
Business Combination [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 6.12		$ 6.12
Aggregate principal amount							$ 4,153,078		$ 4,153,078
New loan							2,068,633		2,068,633
Cash payment							$ 500,000		$ 500,000
First Towers to PGC [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares							24,762		24,762
First Towers to Dunstan [Member]
Business Combination [Line Items]
Aggregate principal amount							$ 756,917		$ 756,917
New loan							$ 602,325		$ 602,325
First Towers to Dunstan [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares							7,787		7,787
PGC DSA and Dunstan DSA [Member]
Business Combination [Line Items]
Interest expense							$ 155,506
Fair value of settlement									$ 754,356
Common Shares [Member] | PGC DSA and Dunstan DSA [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares			1,213,333
Common Shares [Member]
Business Combination [Line Items]
Special shares (in Shares) | shares	41,129	26,218	1,213,333								10,800	33,333	55,555	11,111	100,000	76,445	1,156	1,333	1,022	10,889	5,111	5,111	10,222	5,111	1,778	1,422	68,828		3,250	65
Aggregate principal amount	$ 627,439	$ 399,957
Consideration Note [Member]
Business Combination [Line Items]
Fair value of consideration									$ 34,432,687
Maturity date							Aug. 19, 2027		Aug. 19, 2027
Repayment of note							$ 8,500,000		$ 6,500,000
Goodwill									$ 39,572,129
Consideration Note [Member] | Common Shares [Member]
Business Combination [Line Items]
Repayment of note							$ 2,000,000